GOING CONCERN UNCERTAINTY (Narrative) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Aug. 31, 2020	Aug. 31, 2019
Going Concern Uncertainty [Abstract]
Net cash (used in) operating activities	$ (167,835)	$ (61,713)	$ (127,109)	$ (325,988)
Working Capital Deficit			(392,956)	(455,885)
Cumulative Losses	$ (14,352,649)		$ (14,280,027)	$ (14,314,159)